Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

	Years ended December 31,
(Millions of dollars)	2018	2019	2020	2021	2022	Thereafter
Hog procurement contracts	$81	$78	$78	$81	$63	$80
Grain and feed ingredients	107	3	—	—	—	—
Grain purchase contracts for resale	367	—	—	—	—	—
Fuel supply contracts	44	—	—	—	—	—
Equipment purchases and facility improvements	37	—	—	—	—	—
Other purchase commitments	42	1	—	—	—	—
Total firm purchase commitments	678	82	78	81	63	80
Vessel, time and voyage-charters	39	29	26	26	13	33
Contract grower agreements	42	33	29	25	16	44
Other operating lease payments	29	29	26	25	26	151
Investment in affiliates	16	14	14	10	—	—
Total unrecognized non-cancelable commitments	$804	$187	$173	$167	$118	$308